Distribution of the Bank's profit, etc. - Distributions (Details) € / shares in Units, € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€) € / shares
Shareholder remuneration system and earnings per share
First and third interim dividends and final dividend	€ 3,160
Acquisition, with a waiver of exercise, of bonus share rights	132
Total proposed distributions, dividends proposed or declared	3,292
Approved at December 31, 2018	2,237
Final dividend	1,055
To voluntary reserves	9
Net profit for the year	3,301
Amount of shares allocated to the remuneration of shareholders under the shareholder remuneration scheme.	€ 432
Total remuneration per share | € / shares	€ 0.23